Note 4 - Summary of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Legal expenses	$ 186,936	$ 51,120
Salaries	41,166
Patent cost	29,239	87,244
Research and development	8,128	6,089
Payroll taxes and employee benefits	6,222
Other	4,841	1,280
	$ 276,532	$ 145,733